Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Japanese Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	¥ 208,946	¥ 209,829
Prior service credit	(79,935)	(92,527)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	129,011	117,302
Foreign Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	71,750	69,287
Prior service credit	(2,567)	(57)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	¥ 69,183	¥ 69,230